LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.70%
Aerospace & Defense–1.77%
†AAR	5,389	$ 224,452
Aerojet Rocketdyne Holdings	7,418	348,349
†AeroVironment	1,771	205,542
†Astronics	2,505	45,190
†Astronics Class B	1,301	23,483
†Axon Enterprise	1,811	257,923
†Boeing	15,174	3,865,121
BWX Technologies	5,833	384,628
Cubic	3,909	291,494
Curtiss-Wright	4,750	563,350
†Ducommun	1,600	96,000
General Dynamics	17,602	3,195,819
HEICO	2,209	277,892
HEICO Class A	3,448	391,693
†Hexcel	8,199	459,144
†Howmet Aerospace	41,645	1,338,054
Huntington Ingalls Industries	4,327	890,713
Kaman	3,636	186,490
†Kratos Defense & Security Solutions	8,962	244,483
L3Harris Technologies	8,670	1,757,236
Lockheed Martin	8,961	3,311,089
†Mercury Systems	3,446	243,460
Moog Class A	3,369	280,132
National Presto Industries	1,066	108,807
Northrop Grumman	5,795	1,875,494
Park Aerospace	2,423	32,032
Raytheon Technologies	44,735	3,456,673
Spirit AeroSystems Holdings Class A	8,350	406,228
†Teledyne Technologies	2,344	969,596
Textron	22,144	1,241,836
†TransDigm Group	1,903	1,118,812
†Vectrus	1,921	102,658
†Virgin Galactic Holdings	5,127	157,040
		28,350,913
Air Freight & Logistics–0.70%
†Air Transport Services Group	8,512	249,061
†Atlas Air Worldwide Holdings	3,789	229,007
CH Robinson Worldwide	9,962	950,674
†Echo Global Logistics	3,298	103,590
Expeditors International of Washington	9,387	1,010,886
FedEx	9,819	2,788,989
Forward Air	2,174	193,073
†Hub Group Class A	4,075	274,166
United Parcel Service Class B	24,810	4,217,452
†XPO Logistics	9,670	1,192,311
		11,209,209
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.45%
†Alaska Air Group	13,002	$ 899,868
†Allegiant Travel	1,216	296,777
†American Airlines Group	20,094	480,247
†Copa Holdings Class A	3,120	252,065
†Delta Air Lines	20,105	970,669
†Hawaiian Holdings	6,305	168,154
†JetBlue Airways	33,203	675,349
†SkyWest	6,659	362,782
†Southwest Airlines	22,825	1,393,695
†Spirit Airlines	8,530	314,757
†United Airlines Holdings	23,949	1,378,026
		7,192,389
Auto Components–0.62%
†Adient	7,115	314,483
†American Axle & Manufacturing Holdings	16,351	157,951
†Aptiv	12,641	1,743,194
†Autoliv	9,198	853,574
BorgWarner	25,248	1,170,497
Cooper Tire & Rubber	6,883	385,310
†Cooper-Standard Holdings	2,502	90,873
Dana	13,970	339,890
†Dorman Products	2,903	297,964
†Fox Factory Holding	3,534	449,030
Gentex	24,704	881,192
†Gentherm	3,253	241,080
†Goodyear Tire & Rubber	22,566	396,485
†Horizon Global	2,190	22,623
LCI Industries	2,502	330,965
Lear	6,113	1,107,981
†Modine Manufacturing	8,303	122,635
†Motorcar Parts of America	2,029	45,652
Patrick Industries	3,021	256,785
Standard Motor Products	2,906	120,831
†Stoneridge	3,532	112,353
†Superior Industries International	3,283	18,647
†Tenneco Class A	8,836	94,722
†Veoneer	7,240	177,235
†Visteon	1,685	205,486
		9,937,438
Automobiles–0.93%
†Ford Motor	275,320	3,372,670
†General Motors	78,728	4,523,711
Harley-Davidson	15,921	638,432
†Tesla	8,369	5,589,906
Thor Industries	4,199	565,773
Winnebago Industries	2,981	228,673
		14,919,165
Banks–5.71%
1st Source	3,376	160,630
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Allegiance Bancshares	1,697	$ 68,796
Altabancorp	300	12,612
Ameris Bancorp	8,107	425,699
Arrow Financial	498	16,588
Associated Banc-Corp	16,938	361,457
†Atlantic Capital Bancshares	2,200	53,020
Atlantic Union Bankshares	7,033	269,786
Banc of California	7,463	134,931
BancFirst	3,473	245,506
†Bancorp	6,649	137,767
BancorpSouth Bank	10,113	328,470
Bank of America	218,046	8,436,200
Bank of Hawaii	3,306	295,854
Bank of Marin Bancorp	800	31,328
Bank of NT Butterfield & Son	6,133	234,403
Bank OZK	13,694	559,400
BankUnited	9,140	401,703
Banner	3,850	205,320
Berkshire Hills Bancorp	5,646	126,019
BOK Financial	5,728	511,625
Boston Private Financial Holdings	14,301	190,489
Brookline Bancorp	9,434	141,510
Bryn Mawr Bank	2,641	120,192
Cadence BanCorp	17,046	353,364
Camden National	1,998	95,624
Capital City Bank Group	800	20,816
Cathay General Bancorp	8,683	354,093
CBTX	1,306	40,120
Central Pacific Financial	5,001	133,427
CIT Group	10,032	516,748
Citigroup	60,792	4,422,618
Citizens Financial Group	29,820	1,316,553
City Holding	2,141	175,091
CNB Financial	543	13,363
Columbia Banking System	6,665	287,195
Comerica	8,347	598,814
Commerce Bancshares	10,442	799,962
Community Bank System	5,191	398,254
Community Trust Bancorp	2,467	108,622
ConnectOne Bancorp	5,185	131,440
Cullen/Frost Bankers	4,148	451,136
†Customers Bancorp	3,657	116,366
CVB Financial	14,317	316,263
Dime Community Bancshares	7,277	219,329
Eagle Bancorp	3,549	188,842
East West Bancorp	11,093	818,663
Enterprise Financial Services	3,126	154,549
†Equity Bancshares Class A	1,380	37,812
FB Financial	5,341	237,461
Fifth Third Bancorp	34,520	1,292,774
Financial Institutions	763	23,111
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Bancorp (North Carolina)	4,235	$ 184,222
First BanCorp (Puerto Rico)	26,383	297,073
First Bancshares	1,363	49,899
First Busey	7,236	185,603
First Citizens BancShares Class A	953	796,489
First Commonwealth Financial	10,736	154,276
First Community Bancshares	1,307	39,197
First Financial	880	39,609
First Financial Bancorp	11,350	272,400
First Financial Bankshares	8,922	416,925
First Foundation	5,112	119,928
First Hawaiian	5,650	154,640
First Horizon National	52,745	891,918
First Interstate BancSystem Class A	3,666	168,783
First Merchants	5,690	264,585
First Mid Bancshares	773	33,958
First Midwest Bancorp	11,884	260,378
First of Long Island	1,772	37,655
First Republic Bank	8,409	1,402,201
Flushing Financial	4,876	103,517
FNB	32,839	417,055
Fulton Financial	16,777	285,712
German American Bancorp	3,237	149,614
Glacier Bancorp	7,273	415,143
Great Southern Bancorp	2,431	137,765
Great Western Bancorp	6,142	186,041
Hancock Whitney	9,517	399,809
Hanmi Financial	4,000	78,920
Harborone Bancorp	3,325	44,788
Heartland Financial USA	6,250	314,125
Heritage Commerce	3,648	44,579
Heritage Financial	4,420	124,821
Hilltop Holdings	13,115	447,615
Home BancShares	18,464	499,451
HomeTrust Bancshares	901	21,939
Hope Bancorp	11,520	173,491
Horizon Bancorp	7,246	134,631
Huntington Bancshares	83,780	1,317,022
Independent Bank	5,643	337,696
Independent Bank Group	4,072	294,161
International Bancshares	6,070	281,769
Investors Bancorp	23,383	343,496
JPMorgan Chase & Co.	116,957	17,804,364
KeyCorp	48,837	975,763
Lakeland Bancorp	7,123	124,154
Lakeland Financial	1,993	137,896
Live Oak Bancshares	3,640	249,304
M&T Bank	5,812	881,157
Mercantile Bank	1,436	46,627
Midland States Bancorp	1,400	38,836

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
MidWestOne Financial Group	600	$ 18,582
National Bank Holdings Class A	3,762	149,276
NBT Bancorp	5,373	214,383
†Nicolet Bankshares	573	47,823
OceanFirst Financial	7,155	171,291
OFG Bancorp	8,163	184,647
Old National Bancorp	17,834	344,910
Origin Bancorp	1,679	71,206
Pacific Premier Bancorp	10,343	449,300
PacWest Bancorp	6,709	255,948
Park National	1,685	217,870
Peapack Gladstone Financial	2,958	91,343
Peoples Bancorp	3,493	115,863
People's United Financial	36,431	652,115
Pinnacle Financial Partners	5,894	522,562
PNC Financial Services Group	12,663	2,221,217
Popular	10,058	707,279
Preferred Bank	1,509	96,093
Prosperity Bancshares	10,058	753,244
QCR Holdings	1,263	59,639
Regions Financial	43,297	894,516
Renasant	6,598	273,025
Republic Bancorp Class A	1,755	77,729
S&T Bancorp	4,286	143,581
Sandy Spring Bancorp	4,310	187,183
†Seacoast Banking Corp. of Florida	1,194	43,271
ServisFirst Bancshares	4,189	256,911
Sierra Bancorp	742	19,886
Signature Bank	3,723	841,770
Simmons First National Class A	11,060	328,150
South State	6,674	523,976
Southside Bancshares	3,707	142,757
Sterling Bancorp	21,051	484,594
Stock Yards Bancorp	2,112	107,839
†SVB Financial Group	2,722	1,343,742
Synovus Financial	16,921	774,136
TCF Financial	18,070	839,532
†Texas Capital Bancshares	5,756	408,216
Tompkins Financial	1,879	155,393
Towne Bank	7,647	232,469
TriCo Bancshares	3,318	157,174
†TriState Capital Holdings	3,540	81,632
†Triumph Bancorp	6,346	491,117
Truist Financial	41,774	2,436,260
Trustmark	7,049	237,269
UMB Financial	5,041	465,436
Umpqua Holdings	21,855	383,555
United Bankshares	15,676	604,780
United Community Banks	9,910	338,129
Univest Financial	5,030	143,808
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
US Bancorp	56,106	$ 3,103,223
Valley National Bancorp	39,046	536,492
Veritex Holdings	959	31,378
Washington Trust Bancorp	2,170	112,037
Webster Financial	9,266	510,649
Wells Fargo & Co.	114,566	4,476,094
WesBanco	5,095	183,726
Westamerica Bancorporation	2,893	181,623
Western Alliance Bancorp	10,465	988,315
Wintrust Financial	5,764	436,911
Zions Bancorp	11,022	605,769
		91,601,359
Beverages–1.39%
†Boston Beer Class A	893	1,077,208
Brown-Forman Class A	1,046	66,599
Brown-Forman Class B	14,939	1,030,343
†Celsius Holdings	1,937	93,073
Coca-Cola	130,541	6,880,816
Coca-Cola Consolidated	822	237,377
Constellation Brands Class A	6,926	1,579,128
Keurig Dr Pepper	28,027	963,288
MGP Ingredients	1,497	88,548
†Molson Coors Beverage Class B	16,156	826,379
†Monster Beverage	12,489	1,137,623
National Beverage	3,798	185,760
PepsiCo	57,262	8,099,710
		22,265,852
Biotechnology–2.03%
AbbVie	57,415	6,213,451
†ACADIA Pharmaceuticals	4,382	113,056
†Acceleron Pharma	1,040	141,034
†Adverum Biotechnologies	10,775	106,242
†Agios Pharmaceuticals	1,832	94,604
†Akebia Therapeutics	7,400	25,049
†Alexion Pharmaceuticals	9,024	1,379,860
†Alkermes	3,336	62,316
†Allakos	867	99,514
†Alnylam Pharmaceuticals	2,227	314,430
Amgen	25,518	6,349,134
†AnaptysBio	2,400	51,720
†Anika Therapeutics	1,937	79,010
†Arena Pharmaceuticals	3,770	261,600
†Arrowhead Pharmaceuticals	3,112	206,357
†Atara Biotherapeutics	3,839	55,128
†Biogen	8,809	2,464,318
†BioMarin Pharmaceutical	4,560	344,326
†Bluebird Bio	4,185	126,178
†Bridgebio Pharma	1,987	122,399
†Concert Pharmaceuticals	4,505	22,480
†CRISPR Therapeutics	2,111	257,225
†Denali Therapeutics	4,195	239,534

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Eagle Pharmaceuticals	1,957	$ 81,685
†Editas Medicine	1,820	76,440
†Emergent BioSolutions	5,759	535,069
†Enanta Pharmaceuticals	2,114	104,262
†Epizyme	4,841	42,165
†Exact Sciences	3,427	451,610
†Exelixis	20,982	473,983
†Fate Therapeutics	1,659	136,785
†Five Prime Therapeutics	4,086	153,920
†G1 Therapeutics	4,800	115,488
Gilead Sciences	51,279	3,314,162
†Global Blood Therapeutics	4,238	172,699
†GlycoMimetics	1,315	3,958
†Halozyme Therapeutics	3,323	138,536
†Incyte	2,788	226,581
†Intellia Therapeutics	2,940	235,950
†Ionis Pharmaceuticals	5,845	262,791
†Iovance Biotherapeutics	1,000	31,660
†Kura Oncology	3,841	108,585
†Ligand Pharmaceuticals	1,549	236,145
†MacroGenics	2,941	93,671
†Madrigal Pharmaceuticals	765	89,482
†Mirati Therapeutics	1,683	288,298
†Moderna	2,454	321,351
†Myriad Genetics	6,072	184,892
†Natera	2,690	273,143
†Neurocrine Biosciences	2,841	276,287
†Novavax	700	126,917
†ObsEva	1,100	3,575
†OPKO Health	26,983	115,757
=†PDL BioPharma	21,857	53,987
†Prothena	2,660	66,819
†Regeneron Pharmaceuticals	2,460	1,163,924
†REGENXBIO	2,474	84,388
†Rhythm Pharmaceuticals	631	13,421
†Rocket Pharmaceuticals	4,200	186,354
†Sage Therapeutics	900	67,365
†Sangamo Therapeutics	13,158	164,870
†Sarepta Therapeutics	2,381	177,456
†Seagen	3,269	453,933
†Spectrum Pharmaceuticals	5,200	16,952
†Travere Therapeutics	4,405	109,993
†Turning Point Therapeutics	630	59,592
†Ultragenyx Pharmaceutical	1,249	142,211
†United Therapeutics	4,936	825,645
†Vanda Pharmaceuticals	5,302	79,636
†Vertex Pharmaceuticals	3,259	700,327
†Vir Biotechnology	2,150	110,231
†Xencor	5,219	224,730
		32,506,646
Building Products–1.10%
AAON	4,128	289,001
Advanced Drainage Systems	7,020	725,798
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Allegion	4,973	$ 624,708
†American Woodmark	2,433	239,845
AO Smith	12,081	816,796
Apogee Enterprises	3,439	140,586
†Armstrong Flooring	3,796	18,562
Armstrong World Industries	4,709	424,234
†Builders FirstSource	29,793	1,381,501
Carrier Global	34,952	1,475,674
†Cornerstone Building Brands	8,244	115,663
CSW Industrials	1,989	268,515
Fortune Brands Home & Security	14,113	1,352,308
†Gibraltar Industries	2,498	228,592
Griffon	6,049	164,351
Insteel Industries	1,756	54,155
†JELD-WEN Holding	11,080	306,805
Johnson Controls International	30,061	1,793,740
Lennox International	1,939	604,173
Masco	10,394	622,601
†Masonite International	2,782	320,598
Owens Corning	8,300	764,347
†PGT Innovations	6,091	153,798
Quanex Building Products	4,360	114,363
†Resideo Technologies	14,386	406,405
Simpson Manufacturing	4,772	495,000
Trane Technologies	15,081	2,496,810
†Trex	8,010	733,235
UFP Industries	7,118	539,829
		17,671,993
Capital Markets–3.24%
Affiliated Managers Group	4,373	651,708
Ameriprise Financial	10,303	2,394,932
Ares Management Class A	5,059	283,456
Artisan Partners Asset Management Class A	3,789	197,672
Bank of New York Mellon	40,486	1,914,583
BGC Partners Class A	30,856	149,034
BlackRock	3,395	2,559,694
Blackstone Group Class A	8,898	663,168
†Blucora	5,281	87,876
Brightsphere Investment Group	6,371	129,841
Cboe Global Markets	6,135	605,463
Charles Schwab	57,363	3,738,920
CME Group	6,950	1,419,399
Cohen & Steers	4,673	305,287
Diamond Hill Investment Group	786	122,624
†Donnelley Financial Solutions	6,570	182,843
Evercore Class A	5,155	679,120
FactSet Research Systems	2,282	704,202

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Federated Hermes	11,818	$ 369,903
Franklin Resources	26,261	777,326
Goldman Sachs Group	9,985	3,265,095
Greenhill & Co	3,574	58,900
Hamilton Lane Class A	2,290	202,802
Houlihan Lokey	2,921	194,276
Interactive Brokers Group Class A	5,519	403,108
Intercontinental Exchange	15,452	1,725,679
Invesco	35,679	899,824
Janus Henderson Group	11,212	349,254
KKR & Co Class A	24,658	1,204,543
Lazard Class A	6,961	302,873
LPL Financial Holdings	8,795	1,250,297
MarketAxess Holdings	1,677	835,012
Moelis & Co Class A	4,279	234,832
Moody's	6,584	1,966,048
Morgan Stanley	76,217	5,919,012
Morningstar	3,729	839,174
MSCI	3,104	1,301,445
Nasdaq	7,726	1,139,276
Northern Trust	9,018	947,882
Oppenheimer Holdings Class A	566	22,668
Piper Sandler	2,218	243,204
PJT Partners Class A	2,208	149,371
Raymond James Financial	11,543	1,414,710
S&P Global	7,716	2,722,745
SEI Investments	12,025	732,683
State Street	15,293	1,284,765
Stifel Financial	11,269	721,892
†Stonex Group	1,728	112,977
T. Rowe Price Group	13,306	2,283,310
Tradeweb Markets Class A	5,291	391,534
Virtu Financial Class A	8,744	271,501
Virtus Investment Partners	817	192,404
Waddell & Reed Financial Class A	11,678	292,534
Westwood Holdings Group	147	2,126
WisdomTree Investments	18,923	118,269
		51,933,076
Chemicals–2.49%
†AdvanSix	4,807	128,924
Air Products & Chemicals	5,258	1,479,286
Albemarle	8,389	1,225,717
American Vanguard	3,629	74,068
Ashland Global Holdings	4,435	393,695
Avient	9,434	445,945
†Axalta Coating Systems	21,171	626,238
Balchem	2,885	361,808
Cabot	5,734	300,691
Celanese	6,285	941,556
CF Industries Holdings	21,635	981,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Chase	1,120	$ 130,357
Chemours	8,853	247,087
Corteva	33,747	1,573,285
Dow	47,934	3,064,900
DuPont de Nemours	10,105	780,914
Eastman Chemical	10,360	1,140,843
Ecolab	9,204	1,970,300
Element Solutions	26,715	488,617
†Ferro	7,929	133,683
FMC	12,271	1,357,295
FutureFuel	4,566	66,344
†GCP Applied Technologies	5,509	135,191
Hawkins	1,638	54,906
HB Fuller	5,745	361,418
Huntsman	24,429	704,288
†Ingevity	4,179	315,640
Innospec	2,598	266,789
International Flavors & Fragrances	13,460	1,879,151
†Intrepid Potash	612	19,927
†Koppers Holdings	1,784	62,012
†Kraton	5,160	188,804
Kronos Worldwide	8,371	128,076
Linde	12,724	3,564,501
†Livent	5,526	95,710
†LSB Industries	2,575	13,210
LyondellBasell Industries Class A	28,091	2,922,868
Minerals Technologies	3,668	276,274
Mosaic	23,726	749,979
NewMarket	1,227	466,456
Olin	18,769	712,659
PPG Industries	12,119	1,821,001
PQ Group Holdings	2,891	48,280
†Rayonier Advanced Materials	10,113	91,725
RPM International	7,154	657,095
Scotts Miracle-Gro	5,415	1,326,512
Sensient Technologies	3,597	280,566
Sherwin-Williams	3,469	2,560,157
Stepan	2,327	295,785
†Trecora Resources	1,810	14,064
Tredegar	3,092	46,411
Trinseo	7,005	446,008
Tronox Holdings Class A	12,136	222,089
Valvoline	15,826	412,584
†Venator Materials	6,100	28,243
W R Grace & Co	5,509	329,769
Westlake Chemical	6,558	582,285
		39,993,782
Commercial Services & Supplies–0.87%
ABM Industries	6,155	313,967
ACCO Brands	15,297	129,107
ADT	37,621	317,521

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Brady Class A	3,998	$ 213,693
Brink's	3,096	245,296
†Casella Waste Systems Class A	2,209	140,426
†Cimpress	1,769	177,130
Cintas	4,388	1,497,668
†Clean Harbors	6,114	513,943
†Copart	9,177	996,714
Covanta Holding	13,922	192,959
Deluxe	5,890	247,144
Ennis	3,323	70,946
†Harsco	9,121	156,425
Healthcare Services Group	2,712	76,017
†Heritage-Crystal Clean	1,138	30,874
Herman Miller	6,720	276,528
HNI	4,903	193,963
†IAA	10,453	576,379
Interface	8,682	108,351
†KAR Auction Services	13,984	209,760
Kimball International Class B	4,901	68,614
Knoll	7,864	129,835
Matthews International Class A	2,732	108,051
MSA Safety	1,744	261,635
Pitney Bowes	13,039	107,441
Quad/Graphics	5,244	18,511
Republic Services	20,118	1,998,723
Rollins	15,837	545,110
†SP Plus	3,002	98,436
Steelcase Class A	12,090	173,975
†Stericycle	7,107	479,794
†Team	2,683	30,935
Tetra Tech	4,642	630,012
UniFirst	1,742	389,703
†US Ecology	3,069	127,793
†Viad	2,959	123,538
†Vidler Water Resouces	2,699	24,021
VSE	600	23,700
Waste Management	15,317	1,976,199
		14,000,837
Communications Equipment–0.92%
ADTRAN	6,434	107,319
†Applied Optoelectronics	2,558	21,385
†Arista Networks	2,186	659,932
†CalAmp	2,806	30,445
†Calix	3,340	115,764
†Ciena	14,673	802,907
Cisco Systems	153,382	7,931,383
†CommScope Holding	14,905	228,941
Comtech Telecommunications	2,467	61,280
†EchoStar Class A	4,326	103,824
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†F5 Networks	5,272	$ 1,099,845
†Harmonic	15,891	124,585
†Infinera	15,137	145,769
Juniper Networks	22,261	563,871
†Lumentum Holdings	5,089	464,880
Motorola Solutions	5,314	999,298
†NETGEAR	3,638	149,522
†NetScout Systems	8,743	246,203
†Ribbon Communications	7,554	62,018
Ubiquiti	700	208,810
†ViaSat	4,826	231,986
†Viavi Solutions	21,760	341,632
		14,701,599
Construction & Engineering–0.48%
†AECOM	12,090	775,090
†Aegion	4,365	125,494
†Ameresco Class A	500	24,315
Arcosa	4,724	307,485
Argan	2,865	152,848
Comfort Systems	3,877	289,883
†Construction Partners Class A	3,231	96,542
†Dycom Industries	3,130	290,621
EMCOR Group	6,939	778,278
†Fluor	6,492	149,900
Granite Construction	5,660	227,815
†Great Lakes Dredge & Dock	10,783	157,216
†MasTec	9,092	851,920
†Matrix Service	3,017	39,553
†MYR Group	2,247	161,042
†NV5 Global	1,400	135,198
Primoris Services	10,014	331,764
Quanta Services	14,256	1,254,243
†Sterling Construction	6,125	142,100
†Tutor Perini	7,043	133,465
Valmont Industries	2,153	511,704
†WillScot Mobile Mini Holdings	25,005	693,889
		7,630,365
Construction Materials–0.18%
†Eagle Materials	4,281	575,409
Martin Marietta Materials	3,109	1,044,064
†Summit Materials Class A	11,378	318,812
†U.S. Concrete	2,396	175,675
Vulcan Materials	5,108	861,975
		2,975,935
Consumer Finance–0.97%
Ally Financial	30,637	1,385,099
American Express	25,031	3,540,385
Capital One Financial	19,244	2,448,414
†Credit Acceptance	1,842	663,544

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	15,419	$ 1,464,651
†Encore Capital Group	3,279	131,914
†Enova International	5,050	179,174
†EZCORP Class A	6,690	33,249
FirstCash	4,561	299,521
†Green Dot Class A	3,997	183,023
†LendingClub	14,756	243,769
†LendingTree	922	196,386
Navient	19,563	279,946
Nelnet Class A	2,759	200,690
OneMain Holdings	11,443	614,718
†PRA Group	5,542	205,442
†PROG Holdings	6,205	268,614
Santander Consumer USA Holdings	27,673	748,831
SLM	54,985	988,080
Synchrony Financial	31,383	1,276,033
†World Acceptance	1,118	145,072
		15,496,555
Containers & Packaging–0.79%
Amcor	94,418	1,102,802
AptarGroup	7,071	1,001,749
Avery Dennison	6,517	1,196,847
Ball	12,596	1,067,385
†Berry Global Group	15,811	970,795
Crown Holdings	7,001	679,377
Graphic Packaging Holding	37,740	685,358
Greif Class A	4,106	234,042
Greif Class B	502	28,735
International Paper	25,930	1,402,035
Myers Industries	2,920	57,699
†O-I Glass	15,403	227,040
Packaging Corp. of America	9,096	1,223,230
Sealed Air	10,093	462,461
Silgan Holdings	16,148	678,701
Sonoco Products	11,690	739,977
WestRock	18,797	978,384
		12,736,617
Distributors–0.19%
Core-Mark Holding	5,228	202,271
Genuine Parts	9,757	1,127,812
†LKQ	26,290	1,112,856
Pool	1,930	666,313
		3,109,252
Diversified Consumer Services–0.29%
†Adtalem Global Education	5,122	202,524
†American Public Education	2,213	78,849
†Bright Horizons Family Solutions	3,064	525,323
Carriage Services	2,326	81,852
†Chegg	2,936	251,498
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†frontdoor	5,297	$ 284,714
Graham Holdings Class B	453	254,785
†Grand Canyon Education	4,629	495,766
H&R Block	11,858	258,504
†Houghton Mifflin Harcourt	18,319	139,591
†Laureate Education Class A	1,100	14,949
†Perdoceo Education	7,863	94,041
†Regis	4,006	50,315
Service Corp. International	16,855	860,448
Strategic Education	2,304	211,761
†Stride	4,689	141,186
†Terminix Global Holdings	10,594	505,016
†WW International	6,119	191,402
		4,642,524
Diversified Financial Services–1.01%
†Berkshire Hathaway Class B	53,675	13,712,352
†Cannae Holdings	9,850	390,257
Equitable Holdings	30,600	998,172
Jefferies Financial Group	16,565	498,607
Voya Financial	8,511	541,640
		16,141,028
Diversified Telecommunication Services–1.61%
†Anterix	2,400	113,184
AT&T	293,166	8,874,135
ATN International	2,414	118,576
†Cincinnati Bell	5,095	78,208
Cogent Communications Holdings	2,734	187,990
†Consolidated Communications Holdings	10,085	72,612
†IDT Class B	3,397	76,976
†Iridium Communications	10,976	452,760
†Liberty Latin America Class C	8,319	107,981
Lumen Technologies	138,606	1,850,390
†ORBCOMM	9,336	71,234
Verizon Communications	234,557	13,639,489
†Vonage Holdings	14,049	166,059
		25,809,594
Electric Utilities–1.28%
ALLETE	3,194	214,605
Alliant Energy	10,808	585,361
American Electric Power	14,504	1,228,489
Avangrid	2,641	131,548
Duke Energy	21,083	2,035,142
Edison International	12,899	755,881
Entergy	5,703	567,277
Evergy	10,740	639,352
Eversource Energy	11,554	1,000,461
Exelon	31,038	1,357,602
FirstEnergy	22,090	766,302

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Hawaiian Electric Industries	8,248	$ 366,459
IDACORP	3,906	390,483
MGE Energy	2,722	194,324
NextEra Energy	52,545	3,972,928
NRG Energy	25,841	974,981
OGE Energy	8,515	275,545
Otter Tail	3,279	151,392
†PG&E	11,609	135,941
Pinnacle West Capital	5,231	425,542
PNM Resources	8,002	392,498
Portland General Electric	5,391	255,911
PPL	26,960	777,526
Southern	29,326	1,822,904
Xcel Energy	17,587	1,169,711
		20,588,165
Electrical Equipment–0.88%
Acuity Brands	2,185	360,525
Allied Motion Technologies	1,708	87,672
AMETEK	11,026	1,408,351
†Atkore International Group	4,968	357,199
AZZ	3,479	175,168
Eaton	13,289	1,837,603
Emerson Electric	19,279	1,739,351
Encore Wire	2,824	189,575
EnerSys	4,508	409,326
†FuelCell Energy	4,376	63,058
†Generac Holdings	5,847	1,914,600
GrafTech International	5,319	65,051
Hubbell	5,553	1,037,800
nVent Electric	8,024	223,950
†Plug Power	4,000	143,360
Powell Industries	1,827	61,881
Regal Beloit	4,821	687,860
Rockwell Automation	5,893	1,564,238
†Sensata Technologies Holding	13,114	759,956
†Sunrun	12,414	750,799
†Thermon Group Holdings	3,728	72,659
†TPI Composites	2,950	166,469
		14,076,451
Electronic Equipment, Instruments & Components–1.45%
Amphenol Class A	24,482	1,615,078
†Arlo Technologies	6,220	39,062
†Arrow Electronics	8,159	904,180
Avnet	8,965	372,137
Badger Meter	2,792	259,851
Belden	4,758	211,112
Benchmark Electronics	4,152	128,380
CDW	8,592	1,424,124
Cognex	7,440	617,446
†Coherent	2,520	637,283
Corning	36,605	1,592,684
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
CTS	4,313	$ 133,962
†Daktronics	5,746	36,027
Dolby Laboratories Class A	6,088	601,007
†ePlus	1,636	163,011
†Fabrinet	2,950	266,651
†FARO Technologies	1,676	145,091
†Flex	50,884	931,686
FLIR Systems	8,536	482,028
†Insight Enterprises	3,932	375,191
†IPG Photonics	3,916	826,041
†Itron	4,088	362,401
Jabil	20,212	1,054,258
†Keysight Technologies	9,796	1,404,746
†Knowles	9,789	204,786
Littelfuse	2,042	539,987
Methode Electronics	4,593	192,814
†MTS Systems	3,814	221,975
National Instruments	10,428	450,333
†Novanta	3,392	447,371
†OSI Systems	2,092	201,041
PC Connection	3,183	147,659
†Plexus	3,104	285,071
†Rogers	1,659	312,240
†Sanmina	7,565	313,040
†ScanSource	4,669	139,837
SYNNEX	6,774	777,926
TE Connectivity	13,733	1,773,068
†Trimble	13,185	1,025,661
†TTM Technologies	12,750	184,875
Vishay Intertechnology	13,041	314,027
†Vontier	5,237	158,524
†Zebra Technologies Class A	2,031	985,401
		23,259,073
Energy Equipment & Services–0.49%
Archrock	16,319	154,867
Baker Hughes	31,272	675,788
†Bristow Group	670	17,340
Cactus Class A	3,339	102,240
†ChampionX	17,282	375,538
Core Laboratories	3,764	108,366
†DMC Global	1,792	97,234
†Dril-Quip	4,298	142,823
†Exterran	5,755	19,337
†Forum Energy Technologies	581	10,772
†Frank's International	24,705	87,703
Halliburton	66,059	1,417,626
†Helix Energy Solutions Group	20,202	102,020
Helmerich & Payne	7,597	204,815
†KLX Energy Services Holdings	516	8,271
†Liberty Oilfield Services Class A	5,955	67,232
†Mammoth Energy Services	3,494	18,588

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Nabors Industries	845	$ 78,965
†Newpark Resources	12,083	37,941
†NexTier Oilfield Solutions	25,985	96,664
†NOV	21,887	300,290
†Oceaneering International	12,328	140,786
†Oil States International	6,670	40,220
Patterson-UTI Energy	16,123	114,957
†ProPetro Holding	10,570	112,676
†RPC	14,752	79,661
Schlumberger	96,408	2,621,333
†SEACOR Marine Holdings	2,951	15,729
†Select Energy Services Class A	17,227	85,790
†Technip Energies ADR	4,161	62,290
TechnipFMC	20,805	160,615
†TETRA Technologies	6,536	15,686
†Tidewater	1,101	13,795
†Transocean	38,916	138,152
†U.S. Silica Holdings	11,361	139,627
		7,865,737
Entertainment–1.07%
Activision Blizzard	15,960	1,484,280
†Cinemark Holdings	7,998	163,239
Electronic Arts	11,357	1,537,397
†IMAX	4,896	98,410
†Liberty Media-Liberty Braves Class A	594	16,935
†Liberty Media-Liberty Braves Class C	1,227	34,135
†Liberty Media-Liberty Formula One Class A	1,485	56,757
†Liberty Media-Liberty Formula One Class C	15,678	678,701
†Lions Gate Entertainment Class A	5,974	89,311
†Lions Gate Entertainment Class B	12,124	156,400
†Live Nation Entertainment	5,608	474,717
†Madison Square Garden Entertainment	1,945	159,101
†Marcus	3,838	76,722
†Netflix	6,481	3,380,878
†Reading International Class A	489	2,714
†Roku	407	132,588
†Spotify Technology	435	116,558
†Take-Two Interactive Software	3,820	674,994
†Walt Disney	36,500	6,734,980
World Wrestling Entertainment Class A	3,541	192,135
†Zynga Class A	82,444	841,753
		17,102,705
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.31%
Andersons	4,370	$ 119,651
†BJ's Wholesale Club Holdings	10,299	462,013
Casey's General Stores	3,835	829,089
†Chefs' Warehouse	2,580	78,587
Costco Wholesale	13,598	4,793,023
Ingles Markets Class A	2,345	144,569
Kroger	67,817	2,440,734
Natural Grocers by Vitamin Cottage	3,652	64,093
†Performance Food Group	10,338	595,572
PriceSmart	2,879	278,543
†Rite Aid	5,316	108,765
SpartanNash	5,888	115,581
†Sprouts Farmers Market	14,602	388,705
Sysco	23,187	1,825,744
†U.S. Foods Holding	16,963	646,630
†United Natural Foods	6,297	207,423
Village Super Market Class A	618	14,566
Walgreens Boots Alliance	30,562	1,677,854
Walmart	44,846	6,091,432
Weis Markets	3,330	188,212
		21,070,786
Food Products–1.54%
Alico	234	6,987
Archer-Daniels-Midland	23,598	1,345,086
B&G Foods	9,162	284,572
†Beyond Meat	939	122,183
Bunge	14,564	1,154,488
Calavo Growers	1,666	129,348
†Cal-Maine Foods	5,325	204,587
Campbell Soup	23,610	1,186,875
Conagra Brands	24,666	927,442
†Darling Ingredients	17,849	1,313,329
†Farmer Bros	400	4,176
Flowers Foods	21,330	507,654
Fresh Del Monte Produce	6,313	180,741
†Freshpet	331	52,566
General Mills	36,688	2,249,708
†Hain Celestial Group	9,937	433,253
Hershey	6,995	1,106,329
Hormel Foods	20,921	999,605
†Hostess Brands	13,011	186,578
Ingredion	8,589	772,323
J & J Snack Foods	1,370	215,131
JM Smucker	8,683	1,098,660
John B Sanfilippo & Son	748	67,597
Kellogg	12,773	808,531
Kraft Heinz	43,853	1,754,120
Lamb Weston Holdings	5,940	460,231
Lancaster Colony	2,661	466,633
†Landec	1,935	20,511
McCormick & Co Non-Voting Shares	13,226	1,179,230

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International Class A	29,450	$ 1,723,709
†Pilgrim's Pride	10,200	242,658
†Post Holdings	8,460	894,391
Sanderson Farms	2,438	379,792
Seaboard	14	51,660
†Simply Good Foods	7,603	231,283
†TreeHouse Foods	5,737	299,701
Tyson Foods Class A	20,998	1,560,151
		24,621,819
Gas Utilities–0.19%
Atmos Energy	5,568	550,397
Chesapeake Utilities	1,638	190,139
National Fuel Gas	7,308	365,327
New Jersey Resources	8,468	337,619
Northwest Natural Holding	2,733	147,445
ONE Gas	4,256	327,329
South Jersey Industries	7,029	158,715
Southwest Gas Holdings	3,302	226,881
Spire	3,336	246,497
UGI	11,119	455,990
		3,006,339
Health Care Equipment & Supplies–2.47%
Abbott Laboratories	35,247	4,224,001
†ABIOMED	1,827	582,320
†Align Technology	2,359	1,277,469
†AngioDynamics	5,678	132,865
Atrion	226	144,936
†Avanos Medical	5,480	239,695
Baxter International	22,619	1,907,686
Becton Dickinson & Co.	5,266	1,280,428
†Boston Scientific	19,203	742,196
†Cantel Medical	4,304	343,631
†Cardiovascular Systems	1,059	40,602
CONMED	1,948	254,389
Cooper	2,378	913,366
†CryoLife	4,470	100,933
Danaher	11,681	2,629,160
DENTSPLY SIRONA	15,411	983,376
†DexCom	1,908	685,716
†Edwards Lifesciences	11,926	997,491
†Envista Holdings	5,087	207,550
†Globus Medical Class A	6,424	396,168
†Haemonetics	4,127	458,138
†Heska	496	83,556
Hill-Rom Holdings	5,864	647,855
†Hologic	14,575	1,084,089
†ICU Medical	1,303	267,688
†IDEXX Laboratories	3,983	1,948,922
†Inogen	1,392	73,108
†Insulet	1,631	425,561
†Integer Holdings	3,432	316,087
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integra LifeSciences Holdings	6,337	$ 437,823
†Intuitive Surgical	2,314	1,709,907
†Invacare	4,463	35,793
†iRhythm Technologies	418	58,043
†Lantheus Holdings	4,262	91,079
†LENSAR	1,658	12,037
†LivaNova	3,945	290,865
†Masimo	2,348	539,242
Medtronic	27,945	3,301,143
†Meridian Bioscience	6,320	165,900
†Merit Medical Systems	4,562	273,173
†Natus Medical	5,448	139,523
†Neogen	3,458	307,382
†Nevro	1,168	162,936
†Novocure	1,324	175,006
†NuVasive	4,122	270,238
†OraSure Technologies	3,636	42,432
†Orthofix Medical	3,349	145,179
†Penumbra	719	194,547
†Quidel	3,344	427,798
ResMed	5,495	1,066,140
†SeaSpine Holdings	1,244	21,646
STERIS	3,834	730,300
Stryker	7,158	1,743,546
†Surgalign Holdings	7,962	17,357
†Surmodics	1,196	67,060
Teleflex	1,857	771,509
†Varex Imaging	4,849	99,356
†Varian Medical Systems	4,310	760,844
West Pharmaceutical Services	2,890	814,344
Zimmer Biomet Holdings	8,329	1,333,306
		39,594,436
Health Care Providers & Services–3.01%
†Acadia Healthcare	9,522	544,087
†Addus HomeCare	1,490	155,839
†Amedisys	2,782	736,646
AmerisourceBergen	9,288	1,096,634
†AMN Healthcare Services	5,216	384,419
Anthem	9,169	3,291,213
†Brookdale Senior Living	25,409	153,724
Cardinal Health	17,536	1,065,312
†Centene	24,268	1,550,968
Chemed	1,406	646,507
Cigna	14,802	3,578,235
†Community Health Systems	14,031	189,699
†CorVel	1,936	198,614
†Covetrus	3,735	111,938
†Cross Country Healthcare	2,295	28,665
CVS Health	49,828	3,748,560
†DaVita	12,602	1,358,118
Encompass Health	10,482	858,476

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Ensign Group	6,380	$ 598,699
†Enzo Biochem	4,600	15,824
†Guardant Health	2,729	416,582
†Hanger	4,881	111,384
HCA Healthcare	8,130	1,531,204
†Henry Schein	9,338	646,563
Humana	4,975	2,085,769
†Laboratory Corp of America Holdings	4,975	1,268,774
†LHC Group	2,846	544,184
†Magellan Health	3,441	320,839
McKesson	13,367	2,607,100
†MEDNAX	8,411	214,228
†ModivCare	1,930	285,872
†Molina Healthcare	6,744	1,576,477
National HealthCare	2,324	181,063
Owens & Minor	8,370	314,628
Patterson	9,569	305,730
†Pennant Group	3,570	163,506
†PetIQ	1,604	56,557
Premier Class A	5,449	184,449
Quest Diagnostics	9,564	1,227,444
†R1 RCM	4,197	103,582
†Select Medical Holdings	14,513	494,893
†Surgery Partners	2,745	121,494
†Tenet Healthcare	10,305	535,860
†Triple-S Management Class B	3,286	85,535
U.S. Physical Therapy	1,000	104,100
UnitedHealth Group	30,136	11,212,701
Universal Health Services Class B	8,934	1,191,706
		48,204,401
Health Care Technology–0.30%
†Allscripts Healthcare Solutions	12,205	183,258
Cerner	20,352	1,462,902
†Change Healthcare	16,317	360,606
†Computer Programs and Systems	971	29,712
†Evolent Health Class A	7,583	153,176
†HealthStream	2,606	58,218
†HMS Holdings	8,554	316,284
†NextGen Healthcare	6,248	113,089
†Omnicell	3,102	402,857
†Teladoc Health	5,765	1,047,789
†Veeva Systems Class A	2,496	652,055
		4,779,946
Hotels, Restaurants & Leisure–2.18%
Aramark	21,338	806,150
†Bally's	959	62,316
†Biglari Holdings Class B	1	133
†BJ's Restaurants	1,988	115,463
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Bloomin' Brands	5,220	$ 141,201
†Bluegreen Vacations Holding	529	9,808
†Booking Holdings	1,342	3,126,645
†Boyd Gaming	3,668	216,265
†Brinker International	3,450	245,157
†Caesars Entertainment	12,832	1,122,158
†Carnival	31,390	833,091
†Carrols Restaurant Group	5,537	33,139
†Cheesecake Factory	3,055	178,748
†Chipotle Mexican Grill	805	1,143,760
†Choice Hotels International	4,504	483,234
Churchill Downs	1,635	371,832
†Chuy's Holdings	1,400	62,048
†Cracker Barrel Old Country Store	2,215	382,929
Darden Restaurants	8,094	1,149,348
†Dave & Buster's Entertainment	4,590	219,861
†Denny's	7,516	136,115
Domino's Pizza	1,573	578,534
†El Pollo Loco Holdings	3,990	64,319
†Expedia Group	3,836	660,252
†Fiesta Restaurant Group	2,409	30,329
†Hilton Grand Vacations	6,174	231,463
†Hilton Worldwide Holdings	10,382	1,255,391
†Hyatt Hotels Class A	2,033	168,129
†International Game Technology	10,873	174,512
Jack in the Box	1,951	214,181
†Las Vegas Sands	12,362	751,115
†Marriott International Class A	9,978	1,477,842
†Marriott Vacations Worldwide	4,681	815,337
McDonald's	20,228	4,533,904
MGM Resorts International	16,524	627,747
†Norwegian Cruise Line Holdings	22,655	625,051
Papa John's International	2,370	210,077
†Penn National Gaming	9,276	972,496
†Planet Fitness Class A	6,007	464,341
†Playa Hotels & Resorts	2,978	21,739
†Red Robin Gourmet Burgers	2,551	101,759
†Red Rock Resorts Class A	6,654	216,854
†Royal Caribbean Cruises	11,210	959,688
†Ruth's Hospitality Group	5,354	132,940
†Scientific Games Class A	7,878	303,460
†SeaWorld Entertainment	7,588	376,896
†Six Flags Entertainment	2,512	116,733
Starbucks	32,586	3,560,672
†Texas Roadhouse	5,372	515,390
Travel + Leisure Co	6,597	403,472
†Vail Resorts	2,220	647,485
Wendy's	21,332	432,186
Wingstop	2,063	262,352

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts	6,897	$ 481,273
†Wynn Resorts	4,446	557,395
Yum! Brands	10,780	1,166,180
		34,950,895
Household Durables–1.20%
†Beazer Homes	1,618	33,849
†Cavco Industries	837	188,836
†Century Communities	3,853	232,413
DR Horton	27,293	2,432,352
Ethan Allen Interiors	3,617	99,865
Flexsteel Industries	262	9,131
Garmin	9,022	1,189,551
†GoPro Class A	2,300	26,772
†Green Brick Partners	1,200	27,216
Hamilton Beach Brands Holding Class A	400	7,252
†Helen of Troy	2,108	444,071
Hooker Furniture	1,803	65,737
Installed Building Products	2,299	254,913
†iRobot	1,300	158,834
KB Home	9,361	435,567
La-Z-Boy	5,162	219,282
Leggett & Platt	12,560	573,364
Lennar Class A	14,448	1,462,571
Lennar Class B	513	42,240
†LGI Homes	2,369	353,715
†M/I Homes	4,399	259,849
MDC Holdings	7,338	435,877
†Meritage Homes	6,285	577,717
†Mohawk Industries	5,321	1,023,282
Newell Brands	34,587	926,240
†NVR	299	1,408,568
PulteGroup	29,122	1,527,158
†Skyline Champion	3,677	166,421
†Sonos	2,851	106,827
†Taylor Morrison Home	12,982	399,975
Tempur Sealy International	18,264	667,732
Toll Brothers	11,620	659,203
†TopBuild	4,347	910,392
†TRI Pointe Group	13,629	277,487
†Tupperware Brands	4,293	113,378
†Universal Electronics	1,276	70,142
Whirlpool	6,418	1,414,206
		19,201,985
Household Products–1.06%
†Central Garden & Pet Class A	5,487	284,721
Church & Dwight	11,426	998,061
Clorox	6,309	1,216,880
Colgate-Palmolive	22,655	1,785,894
Energizer Holdings	1,901	90,222
Kimberly-Clark	9,668	1,344,335
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Procter & Gamble	78,038	$ 10,568,686
Spectrum Brands Holdings	4,932	419,220
WD-40	802	245,556
		16,953,575
Independent Power and Renewable Electricity Producers–0.20%
AES	32,060	859,529
Atlantica Sustainable Infrastructure	8,753	320,622
Brookfield Renewable Class A	8,421	394,103
Clearway Energy Class A	4,200	111,342
Clearway Energy Class C	7,003	197,064
Ormat Technologies	5,007	393,200
†Sunnova Energy International	2,425	98,988
Vistra	48,878	864,163
		3,239,011
Industrial Conglomerates–0.94%
3M	27,842	5,364,597
Carlisle	5,516	907,823
General Electric	177,049	2,324,653
Honeywell International	21,768	4,725,180
†Raven Industries	2,462	94,368
Roper Technologies	3,973	1,602,470
		15,019,091
Insurance–3.08%
Aflac	30,816	1,577,163
†Alleghany	1,012	633,805
Allstate	22,632	2,600,417
†Ambac Financial Group	5,809	97,243
American Equity Investment Life Holding	7,892	248,835
American Financial Group	5,919	675,358
American International Group	39,492	1,824,925
American National Group	2,184	235,588
AMERISAFE	2,406	153,984
Aon Class A	9,109	2,096,072
†Arch Capital Group	25,249	968,804
Argo Group International Holdings	4,555	229,208
Arthur J. Gallagher & Co.	12,938	1,614,274
Assurant	4,975	705,306
Assured Guaranty	9,685	409,482
†Athene Holding Class A	11,979	603,742
Axis Capital Holdings	7,323	363,001
†Brighthouse Financial	8,990	397,807
Brown & Brown	21,361	976,411
Chubb	13,242	2,091,839
Cincinnati Financial	11,317	1,166,670
CNA Financial	4,359	194,542

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†eHealth	2,423	$ 176,225
Employers Holdings	3,284	141,409
†Enstar Group	1,331	328,398
Erie Indemnity Class A	2,514	555,368
Everest Re Group	2,439	604,409
FBL Financial Group Class A	3,474	194,266
†FedNat Holding	2,034	9,417
Fidelity National Financial	23,581	958,803
First American Financial	12,666	717,529
†Genworth Financial Class A	43,794	145,396
Globe Life	8,750	845,512
†Greenlight Capital Re Class A	4,459	38,793
Hanover Insurance Group	4,661	603,413
Hartford Financial Services Group	26,743	1,786,165
HCI Group	2,595	199,348
Heritage Insurance Holdings	3,747	41,517
Horace Mann Educators	5,165	223,180
Independence Holding	300	11,955
James River Group Holdings	3,086	140,783
Kemper	7,106	566,490
Kinsale Capital Group	1,057	174,194
Loews	19,146	981,807
†Maiden Holdings	12,125	40,013
†Markel	950	1,082,639
Marsh & McLennan	16,852	2,052,574
Mercury General	6,071	369,178
MetLife	37,654	2,288,987
National Western Life Group Class A	415	103,335
†NI Holdings	900	16,632
Old Republic International	27,874	608,768
Primerica	4,918	726,979
Principal Financial Group	18,732	1,123,171
ProAssurance	6,511	174,234
Progressive	16,390	1,567,048
Prudential Financial	16,205	1,476,275
Reinsurance Group of America	4,774	601,763
RenaissanceRe Holdings	3,891	623,533
RLI	3,097	345,532
Safety Insurance Group	2,074	174,734
Selective Insurance Group	7,063	512,350
†SiriusPoint	13,203	134,275
State Auto Financial	6,451	127,149
Stewart Information Services	3,350	174,300
Travelers	17,587	2,645,085
United Fire Group	3,480	121,104
United Insurance Holdings	4,888	35,242
Universal Insurance Holdings	7,335	105,184
Unum Group	9,122	253,865
White Mountains Insurance Group	305	340,044
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson	5,748	$ 1,315,602
WR Berkley	13,334	1,004,717
		49,453,165
Interactive Media & Services–3.35%
†Alphabet Class A	6,580	13,571,381
†Alphabet Class C	6,222	12,871,016
†ANGI Homeservices Class A	2,100	27,300
†Cargurus	2,819	67,177
†Cars.com	8,684	112,545
†DHI Group	5,517	18,482
†Facebook Class A	71,255	20,986,735
†IAC/InterActive	2,583	558,729
†Liberty TripAdvisor Holdings Class A	10,113	64,521
†Match Group	9,882	1,357,589
†Pinterest Class A	2,503	185,297
†QuinStreet	3,909	79,353
†Snap Class A	4,200	219,618
†TripAdvisor	8,010	430,858
†TrueCar	10,819	51,769
†Twitter	25,800	1,641,654
†Yelp	6,349	247,611
†Zedge Class B	1,132	13,697
†Zillow Group Class A	3,511	461,275
†Zillow Group Class C	5,442	705,501
		53,672,108
Internet & Direct Marketing Retail–2.81%
†1-800-Flowers.com Class A	5,253	145,035
†Amazon.com	12,777	39,533,060
eBay	37,478	2,295,153
†Etsy	4,697	947,244
†Groupon	1,823	92,144
†GrubHub	5,087	305,220
†Lands' End	2,926	72,594
†Liquidity Services	356	6,614
PetMed Express	1,000	35,175
†Quotient Technology	10,979	179,397
Qurate Retail	23,614	277,701
Shutterstock	1,235	109,964
†Stamps.com	1,566	312,433
†Wayfair Class A	2,356	741,551
		45,053,285
IT Services–4.48%
Accenture Class A	23,314	6,440,493
†Akamai Technologies	10,715	1,091,859
Alliance Data Systems	4,827	541,058
Amdocs	9,367	657,095
Automatic Data Processing	17,610	3,318,957
†Black Knight	6,997	517,708
†BM Technologies	562	6,547

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Broadridge Financial Solutions	6,640	$ 1,016,584
†Cardtronics Class A	8,238	319,634
Cass Information Systems	1,874	86,710
Cognizant Technology Solutions Class A	35,287	2,756,620
†Concentrix	6,774	1,014,203
†Conduent	18,114	120,639
CSG Systems International	2,870	128,834
†DXC Technology	19,155	598,785
†EPAM Systems	1,758	697,381
†Euronet Worldwide	4,413	610,318
EVERTEC	7,143	265,863
†Evo Payments Class A	463	12,742
†ExlService Holdings	2,948	265,792
†Fastly Class A	1,013	68,155
Fidelity National Information Services	16,512	2,321,752
†Fiserv	15,359	1,828,335
†FleetCor Technologies	4,616	1,239,996
†Gartner	5,032	918,592
Genpact	17,874	765,365
Global Payments	8,159	1,644,691
†Globant	1,063	220,689
†GoDaddy Class A	3,510	272,446
†GTT Communications	5,749	10,521
Hackett Group	2,613	42,827
International Business Machines	43,938	5,855,178
Jack Henry & Associates	3,718	564,095
†Limelight Networks	5,104	18,221
†LiveRamp Holdings	4,728	245,289
Mastercard Class A	31,994	11,391,464
MAXIMUS	7,040	626,842
†MoneyGram International	1,616	10,617
NIC	6,405	217,322
†Okta	2,043	450,339
Paychex	11,146	1,092,531
†PayPal Holdings	19,280	4,681,955
†Perficient	3,007	176,571
Perspecta	11,023	320,218
†Sabre	24,774	366,903
†Square Class A	4,058	921,369
†Sykes Enterprises	4,985	219,739
TTEC Holdings	4,912	493,410
†Twilio Class A	2,382	811,690
†Unisys	5,740	145,911
†VeriSign	4,464	887,265
Visa Class A	53,355	11,296,854
Western Union	21,608	532,853
†WEX	3,024	632,681
		71,760,508
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.27%
Acushnet Holdings	6,089	$ 251,658
†American Outdoor Brands	2,016	50,803
Brunswick	7,857	749,322
†Callaway Golf	8,026	214,696
Hasbro	13,802	1,326,648
Johnson Outdoors Class A	842	120,196
†Malibu Boats Class A	2,224	177,208
†Mattel	13,824	275,374
†Nautilus	4,229	66,142
Polaris	4,675	624,112
Smith & Wesson Brands	8,067	140,769
†Vista Outdoor	7,301	234,143
†YETI Holdings	1,831	132,217
		4,363,288
Life Sciences Tools & Services–1.14%
†Adaptive Biotechnologies	1,790	72,065
Agilent Technologies	9,353	1,189,140
†Bio-Rad Laboratories Class A	1,204	687,689
Bio-Techne	2,246	857,815
Bruker	12,233	786,337
†Charles River Laboratories International	4,484	1,299,598
†Illumina	2,792	1,072,296
†IQVIA Holdings	11,581	2,236,754
Luminex	4,176	133,214
†Medpace Holdings	3,184	522,335
†Mettler-Toledo International	1,134	1,310,553
†NeoGenomics	2,472	119,225
†Pacific Biosciences of California	2,965	98,764
PerkinElmer	7,931	1,017,468
†PRA Health Sciences	6,117	937,920
†Repligen	2,827	549,597
†Syneos Health	7,453	565,310
Thermo Fisher Scientific	8,843	4,035,768
†Waters	2,540	721,792
		18,213,640
Machinery–3.14%
AGCO	8,002	1,149,487
Alamo Group	1,267	197,842
Albany International Class A	2,740	228,708
Allison Transmission Holdings	11,348	463,339
Astec Industries	2,784	209,969
Barnes Group	5,223	258,747
Caterpillar	18,781	4,354,750
†Chart Industries	3,942	561,144
†CIRCOR International	2,161	75,246
†Colfax	13,541	593,231
Columbus McKinnon	2,989	157,700
Crane	5,256	493,591
Cummins	9,768	2,530,987

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Deere & Co.	10,659	$ 3,987,958
Donaldson	12,837	746,600
Douglas Dynamics	3,649	168,401
Dover	9,459	1,297,113
Enerpac Tool Group	5,155	134,649
EnPro Industries	3,111	265,275
ESCO Technologies	2,378	258,940
†Evoqua Water Technologies	3,982	104,727
Federal Signal	6,198	237,383
Flowserve	11,478	445,461
Fortive	13,093	924,890
Franklin Electric	3,933	310,471
Gorman-Rupp	3,528	116,812
Graco	13,628	976,037
Greenbrier	3,320	156,770
Helios Technologies	4,904	357,354
Hillenbrand	7,862	375,096
Hyster-Yale Materials Handling	2,265	197,327
IDEX	3,489	730,317
Illinois Tool Works	11,804	2,614,822
†Ingersoll Rand	18,575	914,076
ITT	7,814	710,371
John Bean Technologies	2,531	337,484
Kadant	857	158,554
Kennametal	8,400	335,748
†L B Foster Class A	1,339	23,968
Lincoln Electric Holdings	5,153	633,510
Lindsay	1,086	180,949
†Lydall	4,164	140,493
†Manitowoc	5,279	108,853
†Meritor	9,827	289,110
†Middleby	5,380	891,735
Mueller Industries	6,447	266,583
Mueller Water Products Class A	14,392	199,905
†Navistar International	9,723	428,104
†NN	2,981	21,076
Nordson	4,449	883,927
Oshkosh	7,330	869,778
Otis Worldwide	15,126	1,035,375
PACCAR	22,943	2,131,864
Parker-Hannifin	8,335	2,629,109
Park-Ohio Holdings	1,206	37,977
Pentair	15,842	987,273
†Proto Labs	1,861	226,577
†RBC Bearings	2,276	447,849
†REV Group	7,071	135,480
Rexnord	13,942	656,529
Shyft Group	3,500	130,200
Snap-on	6,093	1,405,899
†SPX	3,638	211,986
SPX FLOW	3,819	241,857
Standex International	1,405	134,276
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker	6,307	$ 1,259,319
Tennant	2,245	179,353
Terex	5,972	275,130
Timken	8,361	678,662
†Titan International	4,215	39,115
Toro	9,030	931,354
†TriMas	5,477	166,063
Trinity Industries	12,252	349,059
Wabash National	7,597	142,824
Watts Water Technologies Class A	2,301	273,382
†Welbilt	12,316	200,135
Westinghouse Air Brake Technologies	11,965	947,149
Woodward	5,439	656,107
Xylem	6,906	726,373
		50,311,644
Marine–0.06%
Costamare	10,400	100,048
Eneti	1,605	33,753
Genco Shipping & Trading	1,685	16,985
†Kirby	5,754	346,851
Matson	5,348	356,712
†SEACOR Holdings	2,936	119,642
		973,991
Media–1.79%
†Altice USA Class A	14,605	475,101
†AMC Networks Class A	4,165	221,411
Cable One	488	892,240
†Charter Communications Class A	4,629	2,856,185
Comcast Class A	163,548	8,849,582
†comScore	6,307	23,084
†Discovery Class A	12,159	528,430
†Discovery Class C	27,049	997,838
†DISH Network Class A	15,803	572,068
†Emerald Holding	7,655	42,256
†Entercom Communications Class A	18,467	96,952
Entravision Communications Class A	11,605	46,884
EW Scripps Class A	6,953	133,984
Fox Class A	17,665	637,883
Fox Class B	15,802	551,964
†Gannett	20,670	111,205
Gray Television	12,929	237,894
Interpublic Group	41,293	1,205,755
John Wiley & Sons Class A	3,746	203,033
†Liberty Broadband Class A	1,624	235,724
†Liberty Broadband Class C	10,787	1,619,668
†Liberty Media-Liberty SiriusXM Class A	9,049	398,880

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class C	16,716	$ 737,343
Loral Space & Communications	573	21,585
†Meredith	4,281	127,488
†MSG Networks Class A	7,386	111,085
National CineMedia	6,797	31,402
New York Times Class A	12,678	641,760
News Class A	30,416	773,479
News Class B	10,996	257,966
Nexstar Media Group Class A	5,697	800,030
Omnicom Group	23,455	1,739,188
Scholastic	4,716	141,999
Sirius XM Holdings	68,041	414,370
TEGNA	26,053	490,578
†Tribune Publishing	2,738	49,257
ViacomCBS Class A	178	8,396
ViacomCBS Class B	30,937	1,395,259
		28,679,206
Metals & Mining–0.77%
†Alcoa	18,767	609,740
†Allegheny Technologies	11,771	247,897
†Arconic	6,630	168,336
Carpenter Technology	5,905	242,991
†Century Aluminum	9,619	169,872
†Coeur Mining	23,894	215,763
Commercial Metals	12,040	371,314
Compass Minerals International	3,859	242,036
†Ferroglobe	12,975	49,046
†Freeport-McMoRan	81,180	2,673,257
Haynes International	1,268	37,622
Hecla Mining	58,317	331,824
Kaiser Aluminum	1,961	216,690
Materion	2,300	152,352
Newmont	19,903	1,199,554
Nucor	15,511	1,245,068
Reliance Steel & Aluminum	5,749	875,515
Royal Gold	5,496	591,480
†Ryerson Holding	607	10,343
Schnitzer Steel Industries Class A	2,756	115,173
Southern Copper	4,923	334,124
Steel Dynamics	21,496	1,091,137
SunCoke Energy	15,427	108,143
†TimkenSteel	6,778	79,641
United States Steel	19,736	516,491
Warrior Met Coal	5,674	97,196
Worthington Industries	4,660	312,639
		12,305,244
Multiline Retail–0.64%
Big Lots	4,322	295,193
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
Dillard's Class A	3,626	$ 350,163
Dollar General	8,779	1,778,801
†Dollar Tree	16,075	1,839,944
Kohl's	17,305	1,031,551
†Macy's	41,432	670,784
†Ollie's Bargain Outlet Holdings	3,936	342,432
Target	19,765	3,914,854
		10,223,722
Multi-Utilities–0.63%
Ameren	8,666	705,066
Avista	5,502	262,720
Black Hills	4,628	309,012
CenterPoint Energy	22,804	516,511
CMS Energy	11,504	704,275
Consolidated Edison	10,269	768,121
Dominion Energy	22,789	1,731,052
DTE Energy	6,090	810,823
MDU Resources Group	18,965	599,484
NiSource	16,856	406,398
NorthWestern	4,293	279,904
Public Service Enterprise Group	16,849	1,014,478
Sempra Energy	6,916	916,923
Unitil	1,492	68,169
WEC Energy Group	11,137	1,042,312
		10,135,248
Oil, Gas & Consumable Fuels–2.68%
Antero Midstream	10,270	92,738
†Antero Resources	21,428	218,566
APA	24,746	442,953
†Arch Resources	2,884	119,974
Berry	5,961	32,845
†Bonanza Creek Energy	1,747	62,420
Cabot Oil & Gas	44,254	831,090
†Callon Petroleum	5,442	209,789
†Centennial Resource Development Class A	22,272	93,542
†Cheniere Energy	11,454	824,803
Chevron	56,483	5,918,854
Cimarex Energy	6,236	370,356
†Clean Energy Fuels	25,088	344,709
†CNX Resources	18,203	267,584
ConocoPhillips	74,968	3,971,055
†CONSOL Energy	4,705	45,733
†Continental Resources	6,219	160,886
†CVR Energy	8,133	155,991
†Delek US Holdings	9,145	199,178
Devon Energy	44,982	982,857
DHT Holdings	14,019	83,133
Diamondback Energy	3,862	283,818
†Dorian	349	4,582

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†EnLink Midstream	18,193	$ 78,048
EOG Resources	27,780	2,014,883
†EQT	18,234	338,788
Equitrans Midstream	7,528	61,429
Exxon Mobil	118,455	6,613,343
GasLog	10,365	59,806
†Green Plains	4,898	132,589
Hess	14,817	1,048,451
HollyFrontier	18,276	653,915
International Seaways	3,390	65,698
Kinder Morgan	84,993	1,415,133
†Kosmos Energy	44,165	135,587
†Laredo Petroleum	1,478	44,429
Marathon Oil	56,103	599,180
Marathon Petroleum	30,801	1,647,546
Matador Resources	13,122	307,711
Murphy Oil	15,669	257,128
NACCO Industries Class A	200	4,990
New Fortress Energy	1,200	55,092
Occidental Petroleum	63,728	1,696,439
ONEOK	22,611	1,145,473
†Par Pacific Holdings	9,387	132,544
†PBF Energy Class A	14,133	199,982
†PDC Energy	13,619	468,494
†Peabody Energy	15,632	47,834
†Penn Virginia	1,279	17,139
Phillips 66	12,822	1,045,506
PHX Minerals	1,806	5,183
Pioneer Natural Resources	12,157	1,930,775
†Range Resources	18,226	188,275
†Renewable Energy Group	4,757	314,152
†REX American Resources	1,042	87,705
Scorpio Tankers	6,981	128,869
SFL	13,649	109,465
SM Energy	18,345	300,308
†Southwestern Energy	52,528	244,255
†Talos Energy	7,201	86,700
Targa Resources	14,043	445,865
†Teekay	13,659	43,709
Valero Energy	19,829	1,419,756
†W&T Offshore	13,431	48,217
Williams	53,335	1,263,506
World Fuel Services	12,152	427,750
		43,049,103
Paper & Forest Products–0.10%
†Clearwater Paper	2,473	93,034
†Domtar	6,867	253,736
Glatfelter	4,944	84,790
Louisiana-Pacific	8,881	492,540
Mercer International	10,372	149,253
Neenah	2,359	121,205
†Resolute Forest Products	7,351	80,493
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International	4,384	$ 214,685
Verso Class A	4,244	61,920
		1,551,656
Personal Products–0.27%
†Coty Class A	39,789	358,499
Edgewell Personal Care	5,853	231,779
†elf Beauty	3,904	104,744
Estee Lauder Class A	7,752	2,254,669
†Herbalife Nutrition	9,618	426,654
Inter Parfums	2,708	192,078
Medifast	806	170,727
Natura & Co. Holding ADR	7,647	129,923
Natural Health Trends	1,722	11,623
Nu Skin Enterprises Class A	4,913	259,849
†USANA Health Sciences	2,193	214,037
		4,354,582
Pharmaceuticals–2.85%
†Amphastar Pharmaceuticals	7,904	144,801
†ANI Pharmaceuticals	738	26,671
Bristol-Myers Squibb	64,188	4,052,188
†Catalent	9,319	981,384
†Corcept Therapeutics	8,642	205,593
†Cymabay Therapeutics	5,176	23,499
†Elanco Animal Health	33,585	989,078
Eli Lilly & Co	29,646	5,538,466
†Endo International	19,354	143,413
†Horizon Therapeutics	11,204	1,031,216
†Innoviva	12,944	154,681
†Intra-Cellular Therapies	5,388	182,815
†Jazz Pharmaceuticals	4,967	816,426
Johnson & Johnson	87,136	14,320,802
†Lannett	7,113	37,557
Merck & Co.	86,083	6,636,138
†Nektar Therapeutics	9,757	195,140
†NGM Biopharmaceuticals	1,298	37,733
†Otonomy	619	1,578
†Pacira BioSciences	500	35,045
Perrigo	8,951	362,247
Pfizer	156,456	5,668,401
Phibro Animal Health Class A	1,442	35,185
†Prestige Consumer Healthcare	5,307	233,933
†Supernus Pharmaceuticals	3,800	99,484
†Taro Pharmaceutical Industries	3,413	251,709
†Viatris	55,995	782,250
Zoetis	17,085	2,690,546
†Zogenix	4,371	85,322
		45,763,301

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.01%
†ASGN	5,974	$ 570,159
Barrett Business Services	300	20,658
Booz Allen Hamilton Holding	9,775	787,181
†CACI International Class A	2,787	687,441
†CBIZ	6,133	200,304
CoreLogic	9,062	718,164
†CoStar Group	768	631,212
Equifax	3,968	718,724
Exponent	4,416	430,339
†Forrester Research	2,034	86,404
†Franklin Covey	993	28,092
†FTI Consulting	3,393	475,393
†GP Strategies	1,772	30,921
Heidrick & Struggles International	2,100	75,012
†Huron Consulting Group	2,990	150,636
ICF International	2,478	216,577
IHS Markit	15,728	1,522,156
Insperity	2,353	197,040
Jacobs Engineering Group	8,734	1,129,044
KBR	15,549	596,926
†Kelly Services Class A	5,692	126,761
Kforce	2,567	137,591
Korn Ferry	5,540	345,530
Leidos Holdings	12,573	1,210,529
ManpowerGroup	6,573	650,070
ManTech International Class A	3,157	274,501
†Mistras Group	3,448	39,342
Nielsen Holdings	26,911	676,812
Resources Connection	4,071	55,121
Robert Half International	9,812	766,023
Science Applications International	6,116	511,236
TransUnion	1,042	93,780
†TriNet Group	6,496	506,428
†TrueBlue	5,561	122,453
†Upwork	2,142	95,897
Verisk Analytics	7,642	1,350,265
		16,234,722
Real Estate Management & Development–0.27%
†Altisource Portfolio Solutions	2,089	19,198
†BBX Capital	529	3,359
†CBRE Group Class A	15,664	1,239,179
†eXp World Holdings	2,976	135,557
†Forestar Group	476	11,081
†FRP Holdings	631	31,058
†Howard Hughes	4,225	401,924
†Jones Lang LaSalle	4,649	832,357
Kennedy-Wilson Holdings	16,113	325,644
†Marcus & Millichap	4,001	134,834
Newmark Group Class A	20,238	202,481
†Rafael Holdings Class B	1,698	67,784
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
RE/MAX Holdings Class A	3,816	$ 150,312
†Realogy Holdings	15,606	236,119
†Redfin	1,712	114,002
RMR Group Class A	862	35,178
St Joe	8,527	365,809
†Tejon Ranch	2,365	39,590
		4,345,466
Road & Rail–1.33%
AMERCO	2,266	1,388,152
ArcBest	3,105	218,499
†Avis Budget Group	4,584	332,523
†Covenant Logistics Group	3,400	70,006
CSX	27,175	2,620,214
Heartland Express	11,699	229,066
JB Hunt Transport Services	8,914	1,498,176
Kansas City Southern	6,427	1,696,214
Knight-Swift Transportation Holdings	13,736	660,564
Landstar System	3,625	598,343
Marten Transport	11,904	202,011
Norfolk Southern	9,255	2,485,153
Old Dominion Freight Line	6,623	1,592,235
†PAM Transportation Services	306	18,880
Ryder System	5,995	453,522
†Saia	3,054	704,191
Schneider National Class B	12,607	314,797
†Uber Technologies	11,046	602,118
Union Pacific	23,513	5,182,500
Universal Logistics Holdings	2,500	65,775
†USA Truck	1,448	27,671
Werner Enterprises	9,031	425,992
†Yellow	1,455	12,789
		21,399,391
Semiconductors & Semiconductor Equipment–5.09%
Advanced Energy Industries	3,148	343,667
†Advanced Micro Devices	18,799	1,475,721
†Alpha & Omega Semiconductor	1,200	39,240
†Ambarella	2,435	244,450
Amkor Technology	37,829	896,926
Analog Devices	6,486	1,005,849
Applied Materials	33,111	4,423,630
†Axcelis Technologies	3,896	160,087
Broadcom	12,015	5,570,875
Brooks Automation	6,764	552,281
†CEVA	1,850	103,877
†Cirrus Logic	5,584	473,467
CMC Materials	2,032	359,237
†Cohu	4,934	206,438
†Cree	6,986	755,396
†Diodes	3,823	305,228
†DSP Group	4,368	62,244

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Enphase Energy	3,297	$ 534,641
Entegris	11,910	1,331,538
†First Solar	9,258	808,223
†FormFactor	6,333	285,682
†Ichor Holdings	2,461	132,402
†Inphi	2,993	533,981
Intel	175,046	11,202,944
KLA	9,200	3,039,680
Kulicke & Soffa Industries	6,090	299,080
Lam Research	5,946	3,539,297
†Lattice Semiconductor	9,762	439,485
†MACOM Technology Solutions Holdings	5,395	313,018
Marvell Technology Group	28,234	1,382,901
†Maxim Integrated Products	11,953	1,092,146
†MaxLinear	5,270	179,602
Microchip Technology	14,091	2,187,205
†Micron Technology	45,489	4,012,585
MKS Instruments	4,703	872,030
Monolithic Power Systems	1,614	570,081
†NeoPhotonics	2,126	25,406
NVE	50	3,505
NVIDIA	15,329	8,184,613
†ON Semiconductor	38,216	1,590,168
†Onto Innovation	5,165	339,392
†PDF Solutions	3,040	54,051
†Photronics	5,636	72,479
Power Integrations	5,618	457,755
†Qorvo	5,681	1,037,919
QUALCOMM	40,021	5,306,384
†Rambus	12,319	239,481
†Semtech	5,171	356,799
†Silicon Laboratories	2,813	396,830
Skyworks Solutions	9,309	1,708,015
†SMART Global Holdings	3,325	153,016
†SolarEdge Technologies	4,332	1,245,190
†Synaptics	3,515	476,001
Teradyne	9,638	1,172,752
Texas Instruments	37,904	7,163,477
†Ultra Clean Holdings	2,793	162,106
Universal Display	1,770	419,083
†Veeco Instruments	6,193	128,443
†Xilinx	9,244	1,145,332
		81,573,331
Software–6.13%
†ACI Worldwide	8,610	327,611
†Adobe	11,801	5,609,841
†Alarm.com Holdings	2,786	240,655
†Alteryx Class A	939	77,899
†Anaplan	1,125	60,581
†ANSYS	3,253	1,104,589
†Appfolio Class A	1,131	159,935
†Appian	494	65,677
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Aspen Technology	4,013	$ 579,196
†Atlassian Class A	1,472	310,239
†Autodesk	5,266	1,459,472
†Avalara	2,525	336,911
†Avaya Holdings	9,200	257,876
†Bill.Com Holdings	1,914	278,487
†Blackbaud	3,139	223,120
†Blackline	786	85,202
†Bottomline Technologies	1,500	67,875
†Box Class A	4,710	108,142
†Cadence Design Systems	10,296	1,410,449
CDK Global	9,277	501,515
†Cerence	2,733	244,822
†Ceridian HCM Holding	3,040	256,181
Citrix Systems	4,741	665,447
†Cognyte Software	5,416	150,619
†CommVault Systems	1,800	116,100
†Cornerstone OnDemand	1,568	68,333
†Coupa Software	1,158	294,688
†Digital Turbine	1,770	142,237
†DocuSign	2,254	456,322
†Dropbox Class A	7,150	190,619
†Dynatrace	10,239	493,929
Ebix	3,512	112,489
†Elastic	740	82,288
†Envestnet	3,287	237,420
†Fair Isaac	1,666	809,759
†FireEye	783	15,323
†Five9	698	109,118
†Fortinet	3,418	630,348
†Guidewire Software	4,972	505,304
†HubSpot	1,237	561,858
InterDigital	3,332	211,415
Intuit	8,326	3,189,358
†J2 Global	5,206	623,991
†Manhattan Associates	4,099	481,141
Microsoft	227,519	53,642,155
†MicroStrategy Class A	1,106	750,753
†New Relic	1,830	112,508
NortonLifeLock	13,452	285,990
†Nuance Communications	16,608	724,773
†OneSpan	3,332	81,634
Oracle	67,391	4,728,826
†Palo Alto Networks	1,493	480,836
†Paycom Software	2,573	952,164
†Paylocity Holding	1,771	318,479
Pegasystems	3,592	410,709
Progress Software	4,679	206,157
†Proofpoint	1,590	200,006
†PTC	4,125	567,806
†Q2 Holdings	1,216	121,843
QAD Class A	1,105	73,571
†Qualys	1,453	152,245
†RealPage	4,008	349,498

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†RingCentral Class A	402	$ 119,748
†salesforce.com	10,083	2,136,285
Sapiens International	854	27,149
†Seachange International	2,000	3,100
†ServiceNow	2,218	1,109,244
†Smartsheet Class A	2,737	174,949
†SolarWinds	9,410	164,110
†Splunk	2,645	358,345
†SPS Commerce	602	59,785
SS&C Technologies Holdings	16,039	1,120,645
†Synchronoss Technologies	4,423	15,790
†Synopsys	3,261	808,011
†Teradata	10,985	423,362
†Trade Desk Class A	863	562,383
†Tyler Technologies	1,278	542,549
†Verint Systems	5,416	246,374
†VMware Class A	1,975	297,139
†Workday Class A	1,507	374,384
Xperi Holding	14,584	317,494
†Zendesk	2,528	335,263
†Zoom Video Communications Class A	2,558	821,860
†Zscaler	1,623	278,620
		98,370,923
Specialty Retail–2.82%
Aaron's	3,102	79,659
†Abercrombie & Fitch Class A	8,315	285,288
Advance Auto Parts	6,226	1,142,409
American Eagle Outfitters	17,294	505,677
†America's Car-Mart	559	85,175
†Asbury Automotive Group	2,126	417,759
†At Home Group	6,725	193,007
†AutoNation	10,371	966,785
†AutoZone	842	1,182,421
†Barnes & Noble Education	6,119	49,809
†Bed Bath & Beyond	20,862	608,127
Best Buy	17,025	1,954,640
Big 5 Sporting Goods	900	14,130
†Boot Barn Holdings	3,430	213,723
Buckle	2,120	83,274
†Build-A-Bear Workshop	2,901	20,017
†Burlington Stores	1,166	348,401
Caleres	7,320	159,576
†CarMax	11,993	1,590,991
†Cato Class A	4,303	51,636
†Chico's FAS	18,957	62,748
†Children's Place	1,721	119,954
†Citi Trends	2,149	180,043
†Conn's	6,316	122,846
†Designer Brands Class A	7,264	126,394
Dick's Sporting Goods	8,270	629,760
†Five Below	3,322	633,804
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Floor & Decor Holdings Class A	5,614	$ 536,025
Foot Locker	11,651	655,369
†Gap	31,510	938,368
†Genesco	3,102	147,345
Group 1 Automotive	2,404	379,327
†GrowGeneration	2,469	122,685
Guess	8,419	197,846
Haverty Furniture	2,655	98,739
†Hibbett Sports	1,645	113,324
Home Depot	29,097	8,881,859
†L Brands	4,877	301,691
Lithia Motors Class A	3,476	1,355,953
Lowe's	26,614	5,061,450
†MarineMax	2,439	120,389
†Michaels	14,861	326,050
Monro	2,231	146,800
Murphy	4,148	599,635
†National Vision Holdings	4,591	201,224
†ODP	6,111	264,545
†O'Reilly Automotive	3,146	1,595,808
Penske Automotive Group	9,169	735,721
Rent-A-Center	8,035	463,298
†RH	1,359	810,779
Ross Stores	10,368	1,243,227
†Sally Beauty Holdings	5,960	119,975
Shoe Carnival	1,575	97,461
†Signet Jewelers	8,178	474,160
†Sleep Number	4,561	654,458
Sonic Automotive Class A	3,294	163,284
†Sportsman's Warehouse Holdings	165	2,845
TJX	33,176	2,194,592
Tractor Supply	8,025	1,421,067
†Ulta Beauty	3,053	943,896
†Urban Outfitters	8,844	328,908
Williams-Sonoma	8,213	1,471,770
Winmark	151	28,151
†Zumiez	3,015	129,343
		45,155,420
Technology Hardware, Storage & Peripherals–4.78%
†3D Systems	12,600	345,744
Apple	550,304	67,219,634
†Avid Technology	6,614	139,621
†Dell Technologies Class C	8,375	738,256
Hewlett Packard Enterprise	105,438	1,659,594
HP	50,000	1,587,500
†NCR	13,077	496,272
NetApp	13,388	972,906
†Pure Storage Class A	9,250	199,245
Seagate Technology	18,341	1,407,672
†Stratasys	4,881	126,418
†Western Digital	17,077	1,139,890

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings	23,774	$ 576,995
		76,609,747
Textiles, Apparel & Luxury Goods–0.92%
†Capri Holdings	15,972	814,572
†Carter's	4,829	429,443
Columbia Sportswear	6,536	690,398
†Crocs	5,293	425,822
Culp	695	10,696
†Deckers Outdoor	2,578	851,823
†Fossil Group	8,573	106,305
†G-III Apparel Group	9,262	279,157
Hanesbrands	36,640	720,709
Kontoor Brands	1,846	89,586
†Lululemon Athletica	3,750	1,150,162
Movado Group	2,255	64,155
NIKE Class B	35,560	4,725,568
Oxford Industries	1,750	152,985
†PVH	5,201	549,746
†Ralph Lauren	3,815	469,855
†Skechers USA Class A	13,059	544,691
Steven Madden	5,325	198,409
†Tapestry	16,823	693,276
†Under Armour Class A	8,228	182,332
†Under Armour Class C	15,584	287,681
†Unifi	3,174	87,475
†Vera Bradley	810	8,181
VF	11,580	925,474
Wolverine World Wide	7,147	273,873
		14,732,374
Thrifts & Mortgage Finance–0.39%
†Axos Financial	7,624	358,404
Capitol Federal Financial	17,349	229,788
†Columbia Financial	6,136	107,257
Essent Group	9,692	460,273
Federal Agricultural Mortgage Class C	1,195	120,360
Flagstar Bancorp	5,432	244,983
HomeStreet	2,845	125,379
Kearny Financial	10,885	131,491
Meridian Bancorp	6,616	121,867
Meta Financial Group	7,426	336,472
MGIC Investment	35,831	496,259
†Mr Cooper Group	6,569	228,338
New York Community Bancorp	39,410	497,354
†NMI Holdings Class A	9,001	212,784
Northfield Bancorp	6,724	107,046
Northwest Bancshares	14,286	206,433
PennyMac Financial Services	1,897	126,852
Premier Financial	4,031	134,071
Provident Financial Services	9,985	222,466
Radian Group	20,843	484,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Sterling Bancorp	1,664	$ 9,418
TFS Financial	9,915	201,969
TrustCo Bank	12,472	91,919
Walker & Dunlop	3,997	410,652
Washington Federal	7,858	242,026
Waterstone Financial	3,925	80,149
WSFS Financial	5,321	264,933
		6,253,543
Tobacco–0.47%
Altria Group	66,703	3,412,525
Philip Morris International	43,020	3,817,595
Universal	2,660	156,913
Vector Group	14,208	198,202
		7,585,235
Trading Companies & Distributors–0.77%
Air Lease	16,007	784,343
Applied Industrial Technologies	3,004	273,875
†Beacon Roofing Supply	8,312	434,884
Boise Cascade	5,038	301,424
CAI International	2,879	131,052
†DXP Enterprises	1,631	49,207
Fastenal	31,166	1,567,026
GATX	4,500	417,330
†GMS	5,211	217,559
H&E Equipment Services	5,317	202,046
†Herc Holdings	3,940	399,240
McGrath RentCorp	2,869	231,385
†MRC Global	11,216	101,280
MSC Industrial Direct Class A	5,382	485,403
†NOW	13,867	139,918
Rush Enterprises Class A	7,029	350,255
†SiteOne Landscape Supply	1,610	274,891
Systemax	4,022	165,385
†Textainer Group Holdings	6,500	186,225
†Titan Machinery	4,300	109,650
Triton International	8,058	443,109
†United Rentals	7,322	2,411,208
†Univar Solutions	13,479	290,338
†Veritiv	1,100	46,794
Watsco	2,624	684,208
†WESCO International	7,511	649,927
WW Grainger	2,584	1,036,003
		12,383,965
Transportation Infrastructure–0.01%
Macquarie Infrastructure	5,269	167,607
		167,607
Water Utilities–0.13%
American States Water	2,081	157,365

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
American Water Works	6,665	$ 999,217
California Water Service Group	4,388	247,220
Essential Utilities	10,156	454,481
Middlesex Water	1,357	107,230
SJW Group	2,175	137,003
York Water	591	28,942
		2,131,458
Wireless Telecommunication Services–0.21%
†Boingo Wireless	4,098	57,659
Shenandoah Telecommunications	6,684	326,246
Spok Holdings	1,858	19,490
Telephone & Data Systems	9,452	217,018
†T-Mobile	20,661	2,588,617
†United States Cellular	3,838	140,010
		3,349,040
Total Common Stock (Cost $802,617,439)		1,598,516,456
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.01%
†Qurate Retail 8.00%	708	$ 71,968
μ†WESCO International 10.63%	3,174	97,696
Total Preferred Stocks (Cost $288,457)		169,664
RIGHTS–0.00%
=†πAchillion Pharmace CVR	5,527	7,904
=†πContra zagg CVR	1,799	162
=†πMedia General CVR	16,818	1,577
Total Rights (Cost $2,704)		9,643

MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	4,287,581	4,287,581
Total Money Market Fund (Cost $4,287,581)		4,287,581

TOTAL INVESTMENTS–99.98% (Cost $807,196,181)	1,602,983,344
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	263,948
NET ASSETS APPLICABLE TO 38,351,448 SHARES OUTSTANDING–100.00%	$1,603,247,292

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $9,643, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace CVR	1/29/2020	$2,542	$7,904
Contra zagg CVR	2/22/2021	162	162
Media General CVR	1/18/2017	—	1,577
Total		$2,704	$9,643

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,598,462,469	$—	$53,987	$1,598,516,456
Preferred Stocks	169,664	—	—	169,664
Rights	—	—	9,643	9,643
Money Market Fund	4,287,581	—	—	4,287,581
Total Investments	$1,602,919,714	$—	$63,630	$1,602,983,344
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 1 Fund–24